Grant Date and Settlement Date Fair Value of Liability Awards (Detail) (CNY)	1 Months Ended		12 Months Ended
	Feb. 06, 2012	Nov. 18, 2010	Oct. 27, 2011 Dragon Joyce Group	Dec. 31, 2010 Dragon Joyce Group	Jul. 30, 2010 Dragon Joyce Group	Oct. 28, 2011 OWX Holding	Dec. 31, 2010 OWX Holding	Oct. 26, 2010 OWX Holding	Oct. 29, 2011 3GUU Group	Jan. 03, 2011 3GUU Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%	0.26%	3.04%	3.28%	2.28%	3.07%	3.32%	2.34%	3.14%	3.34%
Dividend yield
Expected volatility range	51.64%	53.12%	50.19%	48.42%	59.00%	60.82%	41.05%	56.00%	47.02%	52.74%
Weighted average expected life	5 years	1 year	9 months 4 days	1 year 6 months 29 days	2 years	11 months 27 days	1 year 9 months 26 days	2 years	1 year 2 months 5 days	2 years
Suboptimal exercise factor			3	3	3	3	3	3	3	3
Estimated forfeiture rate
Fair value of equity interest	3.25		4,269	3,547	2,952	2,895	3,722	3,722	2,523	1,883